Loans and Allowance for Credit Losses, PCI, by Credit Quality Indicator (Details) - Financial Asset Acquired with Credit Deterioration [Member] - Total Commercial [Member] - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	$ 4	$ 86
Pass [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	1	8
Criticized [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Total PCI loans (carrying value)	$ 3	$ 78